ORGANIZATION	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
ORGANIZATION

 THE COMPANY AND OUR BUSINESS

WestMountain Index Advisor, Inc., a Colorado Corporation, (“WestMountain,” “WMTN” or the “Company”) originally planned to act as a developer of indexes that allow investors to access specific market niches or sub-markets. It had planned to earn income by helping investors identify and access specific market niches or sub-markets using its index products.

In previous filings, the Company disclosed that if it were not successful in its operations, it would be faced with several options:

1.	Cease operations and go out of business;
2.	Continue to seek alternative and acceptable sources of capital;
3.	Bring in additional capital that may result in a change of control; or
4.	Identify a candidate for acquisition that seeks access to the public marketplace and its financing sources

As it became apparent that its original plans were not developing as hoped, the Company began looking at these options.  During this effort, the Company identified an opportunity to take advantage of option 4.

On September 17, 2010, the Company executed a non-binding term sheet with Terra Mining Corporation (“TMC”), a private British Columbia, Canadian corporation, whereby WMTN would acquire TMC in a reverse merger transaction.

The Company acquired TMC on February 28, 2011 (the “Share Exchange”) and the Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, whereby TMC is deemed to be the accounting acquirer (legal acquiree) and WMTN to be the accounting acquiree (legal acquirer). The Company’s financial statements before the date of Share Exchange are those of TMC with the results of WMTN being consolidated from the date of Share Exchange. The equity section and earnings per share have been retroactively restated to reflect the reverse acquisition and no goodwill has been recorded.

The Company adopted TMC’s fiscal year, which is October 31.

WMTN is an exploration and development stage company that explores, acquires, and develops advanced stage properties. The Company has a high-grade gold system in the resource definition phase with 168,000 oz of inferred gold which in total offers potential of greater than 1,000,000 ounces that is owned by the Company’s wholly owned subsidiary, Terra Mining Corp. (“TMC”). The property consists of 240 Alaska state mining claims covering approximately 130 square kilometers. All Government permits and reclamation plans for continued exploration through 2014 were renewed in 2010,  which is referred to as  the “TMC project”.

The Company has budgeted expenditures for the next twelve months of approximately $3,500,000, depending on additional financing, for general and administrative expenses and exploration and development to implement the business plan as described below.

WMTN believes it will have to raise substantial additional capital in order to fully implement the business plan.  If economic reserves of gold and/or other minerals are proven, additional capital will be needed to actually develop and mine those reserves. The Company must expend $9,050,000 over the next three years as an “earn in” on the TMC project to own rights to 80% of the project.  Even if economic reserves are found, if the Company is unable to raise this capital, the Company will not be able to complete the earn in on this project.

The Company’s principal source of liquidity for the next several years will need to be the continued raising of capital through the issuance of equity or debt.  WMTN plans to raise funds for each step of the project and as each step is successfully completed, raise the capital for the next phase.  WMTN believes this will reduce the cost of capital as compared to trying to raise all the anticipated capital at once up front.  However, since WMTN’s ability to raise additional capital will be affected by many factors, most of which are not within the Company’s control (see “Risk Factors”), no assurance can be given that WMTN will in fact be able to raise the additional capital as it is needed.

The Company’s primary activity will be to proceed with the TMC project and other mining opportunities that may present themselves from time to time. The Company cannot guarantee that the TMC project will be successful or that any project that WMTN embarks upon will be successful. The goal is to build our Company into a successful mineral exploration and development Company.

Reverse Stock Split

Effective with the commencement of trading on October 12, 2010, the Company reverse split its Common Shares. New Common Shares were issued to shareholders in exchange for their Old Common Shares in the ratio of one New Common Share for each four Old Common Shares held, thus effecting a one-for-four reverse stock split. Fractional shares, if any, were rounded up to the next whole number. There was no change in the par value of the Common Shares. All common shares have been retroactively restated to account for the reverse split.

Liquidity and Going Concern

During the fiscal year ended October 31, 2011 and the period from inception of March 25, 2010 to October 31, 2011, the Company had no revenues.

With the acquisition of TMC, the Company expects that compared to the historic expenses incurred by TMC and, subject to raising additional capital, expenditures will ramp up for exploration and development.  The Company has budgeted expenditures for the next twelve months of approximately $3,500,000, depending on additional financing, for general and administrative expenses and exploration and development. The Company may choose to scale back operations to operate at break-even with a smaller level of business activity, while adjusting overhead depending on the availability of additional financing. In addition, the Company expects that it will need to raise additional funds if the Company decides to pursue more rapid expansion, the development of new or enhanced services or products, appropriate responses to competitive pressures, or the acquisition of complementary businesses or technologies, or if it must respond to unanticipated events that require it to make additional investments. The Company cannot assure that additional financing will be available when needed on favorable terms, or at all.

The Company’s accountants have expressed doubt about its ability to continue as a going concern as a result of the Company’s history of net losses. The Company’s ability to achieve and maintain profitability and positive cash flow is dependent upon our ability to successfully execute the plans to pursue the TMC project as described in this Form 10-K. The outcome of these matters cannot be predicted at this time. These consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue its business.